SHORT-TERM AND LONG-TERM DEBT - Composition of long term debt (Details) $ in Millions, € in Billions	Jun. 30, 2025 USD ($)	Jun. 17, 2025 EUR (€)	Dec. 31, 2024 USD ($)	May 29, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	$ (1,525)		$ (1,550)
Total long-term debt	10,559		8,815
Total | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	11,090		9,513
Total Corporate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	9,624		9,012
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity				$ 5,500
5.5 billion Revolving Credit Facility | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	0		0
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500	€ 0.5
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.13%
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 0		184
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
€750 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	1.75%
€750 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 878		778
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
750 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.55%
750 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 401		400
€600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 600
€600 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.88%
€600 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 701		621
1.2 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,200
1.2 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.55%
1.2 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 1,196		1,196
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
€500 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	3.13%
€500 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 581		515
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 497		496
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
€500 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%
€500 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 579		513
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.80%
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 990		990
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 496		496
1.5 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500
1.5 billion Unsecured Bonds | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%
1.5 billion Unsecured Bonds | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 673		672
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 429		428
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.35%
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 491		491
EIB loan | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	1.16%
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 0		15
EIB loan | Floating
Disclosure of detailed information about borrowings [line items]
Interest rate	3.35%
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 288		273
Schuldschein loans | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	3.01%
Schuldschein loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 77		94
Schuldschein loans | Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	3.30%
Schuldschein loans | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	3.60%
Schuldschein loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 1,154		659
Other loans | Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	2.40%
Other loans | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 193		191
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	1,466		501
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total long-term debt	9,565		7,963
Long term lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	(186)		(182)
Total long-term debt	$ 994		$ 852